Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Minnesota Tax-Exempt Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class A
Trading Symbol	IMNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 41	0.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 519,917,645
Holdings Count | Holding	265
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%

Columbia Minnesota Tax-Exempt Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class C
Trading Symbol	RMTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 78	1.55% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 519,917,645
Holdings Count | Holding	265
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%

Columbia Minnesota Tax-Exempt Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional Class
Trading Symbol	CMNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 28	0.55% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 519,917,645
Holdings Count | Holding	265
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%

Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 2 Class
Trading Symbol	CADOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 28	0.55% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 519,917,645
Holdings Count | Holding	265
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%

Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 3 Class
Trading Symbol	CMNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 25	0.50% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 519,917,645
Holdings Count | Holding	265
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%

[1]	Annualized.